As filed with the Securities and Exchange Commission on February 12, 2016

Securities Act File No. 333-173306
Investment Company Act File No. 811-22545

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 23	[X]

(Check appropriate box or boxes)

CENTRE FUNDS
(Exact Name of Registrant as Specified in Charter)

48 Wall Street, Suite 1100
New York, New York 10005
(Address of Principal Executive Offices)

1-212-918-4705
(Registrant’s Telephone Number, including Area Code)

James Abate
48 Wall Street, Suite 1100
New York, New York 10005
(Name and Address of Agent for Service)

Copies of Communications to:

Paul M. Miller
Seward & Kissel LLP
901 K Street, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of New York, State of New York on this 12th day of February, 2016.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ James A. Abate		President, Secretary and Trustee	February 12, 2016
James A. Abate

/s/ Ningxi Xu		Treasurer	February 12, 2016
Ningxi Xu

/s/ Dr. James L. Grant*		Trustee	February 12, 2016
Dr. James L. Grant

/s/ Dr. Aloke Ghosh*		Trustee	February 12, 2016
Dr. Aloke Ghosh

/s/ Joseph Marinaro*		Trustee	February 12, 2013
Joseph Marinaro

*By:	/s/ James A. Abate
James A. Abate Attorney-in-Fact pursuant to the Powers of Attorney filed previously.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase